Events After the Reporting Period - Additional Information (Detail) - Events After Reporting Date [member] - Corporate Bonds [member] ¥ in Millions	Mar. 10, 2020 CNY (¥)
Disclosure of Events After Reporting Period [line items]
Corporate bonds	¥ 2,000
Debt instrument interest rate	2.90%